UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CITADEL DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)
Central Index Key Number of depositor: 0001812383
CTDL 2020-1 Trust
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ______________
Central Index Key Number of underwriter (if applicable): ________________

Chetna Vora, 949-900-6630

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CITADEL DEPOSITOR, LLC

Date: May 20, 2020	By:	/s/ Keith Lind
	Name: Title:	Keith Lind President

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Due Diligence Executive Summary
99.2	Clayton Conditions Report
99.3	Clayton Loan Level Tape Compare
99.4	Clayton RA ATR QM
99.5	Clayton Valuations Summary
99.6	IngletBlair, LLC (“IngletBlair”) Due Diligence Executive Summary
99.7	IngletBlair Exception Report
99.8	IngletBlair Final Grading Summary
99.9	IngletBlair Valuation Report
99.10	IngletBlair Tape Comparison
99.11	Digital Risk, LLC (“Digital Risk”) Due Diligence Executive Summary
99.12	Digital Risk Valuation Securitization Report
99.13	Digital Risk Rebuttal Findings Report
99.14	Digital Risk Rating Agency Report